Average Annual Total Returns{- Fidelity Advisor® Series Equity Growth Fund} - 11.30 Fidelity Advisor Series Equity Growth Fund PRO-08 - Fidelity Advisor® Series Equity Growth Fund	Fidelity Advisor Series Equity Growth Fund-Default (Deleted) Return Before Taxes Past 1 year	Fidelity Advisor Series Equity Growth Fund-Default (Deleted) Return Before Taxes Past 5 years	Fidelity Advisor Series Equity Growth Fund-Default (Deleted) Return Before Taxes Since Inception		Fidelity Advisor Series Equity Growth Fund-Default (Deleted) After Taxes on Distributions Past 1 year	Fidelity Advisor Series Equity Growth Fund-Default (Deleted) After Taxes on Distributions Past 5 years	Fidelity Advisor Series Equity Growth Fund-Default (Deleted) After Taxes on Distributions Since Inception		Fidelity Advisor Series Equity Growth Fund-Default (Deleted) After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Series Equity Growth Fund-Default (Deleted) After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Series Equity Growth Fund-Default (Deleted) After Taxes on Distributions and Sales Since Inception		RS007 Past 1 year	RS007 Past 5 years	RS007 Since Inception
Total	23.86%	27.12%	19.10%	[1]	17.88%	22.20%	16.02%	[1]	16.89%	20.93%	15.06%	[1]	25.85%	24.56%	18.51%	[1]

[1]	(a)From June 6, 2014